Form N-1A Cover	Apr. 04, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 04, 2025
Prospectus Date	Nov. 28, 2024
Supplement to Prospectus [Text Block]	Supplement to the Prospectus and Summary Prospectus, each dated November 28, 2024, as previously supplemented